SHARE CLASS & TICKER	Institutional Shares – GFGEX

Guardian Capital Fundamental Global Equity Fund Summary Prospectus January 27, 2023

Before You Invest

Before you invest, you may want to review the Guardian Capital Fundamental Global Equity Fund’s (the “Guardian Global Equity Fund” or the “Fund”) prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at www.guardiancapitalfunds.com. You can also get this information at no cost by calling 1-800-957-0681 or by sending an e-mail request to Fulfillment@ultimusfundsolutions.com. This Summary Prospectus incorporates by reference the Fund’s entire prospectus and SAI, each dated January 27, 2023.

Investment Objective

The investment objective of the Guardian Global Equity Fund is to provide long-term capital appreciation.

Fees and Expenses of the Guardian Global Equity Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Guardian Global Equity Fund. Investors may also pay commissions or other fees to their financial intermediary that are not reflected below when they buy and hold shares of the Fund through such intermediary.

Shareholder Fees (fees paid directly from your investments)	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares
Management Fee	0.80%
Distribution and/or Service Fee (12b-1) Fees	None
Other Expenses	0.71%
Total Annual Operating Expenses	1.51%
Expense Reduction/Reimbursement(1)	(0.52%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(1)	0.99%

(1)	Guardian Capital LP, the Guardian Global Equity Fund’s adviser (the “Adviser”), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) do not exceed 0.99% of the average daily net assets of the Guardian Global Equity Fund through January 31, 2024 (the “Expense Limitation”). During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees (the “Board”) may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser.

Guardian Capital Fundamental Global Equity Fund

Guardian Capital Fundamental Global Equity Fund	Summary Prospectus January 27, 2023

Example

This Example is intended to help you compare the cost of investing in the Guardian Global Equity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Guardian Global Equity Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place during the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$101	$426	$774	$1,757

Portfolio Turnover

The Guardian Global Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. The Guardian Global Equity Fund is typically expected to have a portfolio turnover rate of 25% or less. For the fiscal year ended September 30, 2022, the Guardian Global Equity Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions the Guardian Global Equity Fund’s Adviser invests at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in equity securities (primarily common stock) of mid-capitalization (“mid-cap”) and large-capitalization (“large-cap”) companies. The Adviser considers mid-cap companies to be companies with market capitalizations between $1 billion and $10 billion at the time of purchase. The Adviser considers large-cap companies to be companies with market capitalizations greater than $10 billion at the time of purchase. The Guardian Global Equity Fund will operate as a non-diversified portfolio.

The Guardian Global Equity Fund may invest in U.S. and foreign equity securities. Under normal market conditions, the Guardian Global Equity Fund invests at least 40% of its net assets in the securities of, and depositary receipts represented by, foreign issuers. Generally, the Guardian Global Equity Fund’s portfolio will be invested in at least five countries in the MSCI World Index, one of which may be the U.S. The Guardian Global Equity Fund considers an issuer to be a foreign issuer if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; or (2) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S. The Guardian Global Equity Fund may invest in securities denominated in any currency.

In addition to buying equity securities, the Guardian Global Equity Fund may invest in depositary receipts, including, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”). ADRs are dollar-denominated depositary receipts that typically are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored and are U.S. dollar-denominated. The Guardian Global Equity Fund may invest in sponsored depositary receipts wherein the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees or unsponsored depositary receipts wherein the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the depositary receipt holders. The depositary receipts in which the Guardian Global Equity Fund invests are U.S. dollar-denominated.

The Guardian Global Equity Fund may also invest up to 15% of its net assets in securities of companies that are listed in, or whose principal business activities are located in, emerging market countries. Emerging market countries include those defined or classified currently, or in the future, as an emerging market by the MSCI Emerging Markets Index.

The Adviser utilizes a bottom-up investment approach to construct a portfolio of securities of high-quality companies capable of sustaining growth for more than five years with the potential for share price appreciation. The Adviser’s process seeks to identify companies that are positioned with exposure to growth with below average sensitivity to economic conditions. The Adviser quantitatively screens the universe of listed securities, on any exchange, using certain financial and other metrics with the goal of identifying companies that will enhance

Guardian Capital Fundamental Global Equity Fund

Guardian Capital Fundamental Global Equity Fund	Summary Prospectus January 27, 2023

the quality and growth characteristics of the pool of securities from which the final portfolio is constructed. These criteria include, but are not limited to, minimum net income, maximum leverage, minimum return on invested capital (ROIC), and long-term earnings per share growth rates. Growth characteristics that the Adviser includes in its analysis of a company are: (1) a proven track record of quality growth, (2) operating in industries we believe have potential for sustained periods of growth, (3) sustainable competitive advantage, (4) high, and preferably rising, return on income and capital ROIC, and (5) proven management. The quality of a company is measured by the Adviser using the following characteristics: (1) business maturity, (2) little or no leverage, (3) strong cash generation, (4) foundations for sustainable growth, including strong corporate governance, low regulatory, legal and tax risk, and a progressive environment and social strategy, among others, and (5) business diversification.

A security may be sold if it exceeds the Adviser’s thresholds for target stock price relative to our estimates of the current value of the company’s future cash flows and future ratios of stock price to company earnings, if the security no longer meets the Adviser’s thresholds for the growth and quality characteristics outlined above, or if the Adviser believes a different combination of stocks in the Fund’s portfolio would enhance the sustainable growth, quality and forecast return of the Guardian Global Equity Fund’s overall portfolio.

Principal Investment Risks

All investments involve risks, and the Guardian Global Equity Fund cannot guarantee that it will achieve its investment objective. An investment in the Guardian Global Equity Fund is not insured or guaranteed by any government agency. The Guardian Global Equity Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.

Equity Security Risk. The value of equity securities is influenced by a number of factors which may relate directly to the issuer of the equity securities or broader economic or market events including changes in interest rates. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company issuing the equity securities in a liquidation or bankruptcy.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs. Currency rates may fluctuate significantly over short periods of time for a number of reasons. As a result, investments in foreign currency-denominated securities may reduce the returns of a Fund.

Growth Investing Risk. To the extent that the Guardian Global Equity Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

ADR Risk. Investments in ADRs, including GDRs and EDRs, are subject to many of the same risks that are associated with direct investments in securities of foreign issuers (see, “Foreign Securities and Emerging Markets Risk” below). These risks may adversely affect the value of the Fund’s investments in ADRs. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Foreign Custody Risk. The Guardian Global Equity Fund may hold foreign securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the Fund’s ability to recover its assets if a foreign bank or depository enters into bankruptcy.

Foreign Securities and Emerging Markets Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income as compared to developed countries. Emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders and economies based on only a few industries.

Guardian Capital Fundamental Global Equity Fund

Guardian Capital Fundamental Global Equity Fund	Summary Prospectus January 27, 2023

Investment Company Risk. The Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code (“IRC”) impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as regulated investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Issuer Risk. The Guardian Global Equity Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Large Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors, potentially resulting in lower market prices for their common stock.

Management Risk. The performance of the Guardian Global Equity Fund depends on the Adviser’s success in selecting investments on behalf of the Fund. The Adviser’s judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may fail to produce the intended result. The securities selected by the Adviser may underperform other assets or the overall market.

Market Risk. Movements in the stock market may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Guardian Global Equity Fund’s net asset value (“NAV”) and investment return. Prices for securities in which the Fund invests may move up or down, sometimes rapidly and unpredictably, as a result of market influences. The Guardian Global Equity Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Guardian Global Equity Fund’s investments are subject to the following market-related risks, among others: inflation risk, geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Market Risk” in the section titled “Additional Information Regarding Principal Investment Risks” in the Fund’s prospectus.

Mid-Cap Company Risk. Investments in securities of mid-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Non-Diversification Risk. The Fund is non-diversified and the Fund’s investment in the securities of a limited number of issuers exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities issued by a greater number of issuers. The Adviser may also take substantial positions in the same security or groups of securities at the same time. This overlap in investments may subject the Fund to additional market risk and potentially greater market losses.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

Guardian Capital Fundamental Global Equity Fund

Guardian Capital Fundamental Global Equity Fund	Summary Prospectus January 27, 2023

Performance

The performance information below provides some indication of the risks of investing in the Guardian Global Equity Fund. The bar chart shows changes in the performance of the Institutional Shares from year to year. The table shows the average annual returns of the Institutional Shares for the periods of 1 Year and Since Inception compared to a broad-based market index.

Visit www.guardiancapitalfunds.com or call 1-800-957-0681 for current performance information.

Past performance, before and after taxes, is not necessarily predictive of future performance.

Guardian Capital Fundamental Global Equity Fund

Calendar Year Total Returns – Institutional Shares

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest	4/1/2020 – 6/30/2020	17.53%
Lowest	1/1/2020 – 3/31/2020	(15.25)%

AVERAGE ANNUAL TOTAL RETURNS

(for periods ended 12/31/2022)

	1 Year	Since Inception (12/19/19)
Guardian Capital Fundamental Global Equity Fund
Institutional Shares - Before Taxes	(18.11)%	4.98%
Institutional Shares - After Taxes on Distributions(1)	(18.29)%	4.64%
Institutional Shares - After Tax on Distributions and Sale of Fund Shares(1)	(10.59)%	3.87%
MSCI World Index (reflects no deduction for fees, expenses or taxes)(2)	(18.14)%	5.17%

(1)	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.

(2)	The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or taxes with a mutual fund, such as investment management and fund accounting fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Guardian Capital Fundamental Global Equity Fund

Guardian Capital Fundamental Global Equity Fund	Summary Prospectus January 27, 2023

Portfolio Management

Adviser and Subadviser

Guardian Capital LP (“Guardian Capital” or the “Adviser”) is the Guardian Global Equity Fund’s investment adviser. The Adviser provides investment oversight of the subadviser, research support, and compliance services (including compliance oversight of the subadviser). The Adviser also provides marketing, operational and distribution support for the Fund.

GuardCap Asset Management Limited (U.K.) (the “Subadviser” or “GuardCap”), a non-U.S. wholly-owned subsidiary of Guardian Capital, serves as the Guardian Global Equity Fund’s investment subadviser. GuardCap is primarily responsible for the day-to-day portfolio management of the Guardian Global Equity Fund. GuardCap also provides compliance services on behalf of the Fund.

Portfolio Managers

Mr. Michael Boyd and Mr. Giles Warren, Portfolio Managers

Mr. Michael Boyd and Mr. Giles Warren serve as the Guardian Global Equity Fund’s Portfolio Managers and are responsible for the day-to-day management of the Fund. Both Mr. Boyd and Mr. Warren are Portfolio Managers of GuardCap and each has served in that role since 2014.

For additional information about the Adviser, Subadviser and the Portfolio Managers, please see “Additional Information about Management of the Fund.”

Purchases, Sales and Exchanges of Fund Shares

Minimum Initial Investment	To Place Buy or Sell Orders
Institutional Shares - $2,500 for all account types	By Mail: Guardian Capital Fundamental Global Equity Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707
Minimum Subsequent Investment	By Phone: 1-800-957-0681
Institutional Shares - $100 for all account types

Minimums may be modified or waived for certain financial intermediaries that aggregate trades on behalf of investors.

You may also purchase and redeem shares through your dealer or financial adviser. Please contact your financial intermediary directly to find out if additional requirements apply.

Tax Information

The Guardian Global Equity Fund has distributions that are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan or are a tax-exempt investor. You should be aware that investments in tax-deferred accounts may be taxable at withdrawal. You should discuss any tax-related concerns with your tax adviser or attorney.

Payments to Brokers-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a bank, broker-dealer, 401(k) plan, financial adviser or financial supermarket (each a “Financial Intermediary”), the Fund and its related companies may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

Guardian Capital Fundamental Global Equity Fund
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